CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and cash equivalents by type

	US Dollars
Figures in millions	2025	2024	2023

Cash and cash equivalents	2,905	1,425	964
Bank overdraft	(23)	(28)	(9)
Per Statement of Cash Flows	2,882	1,397	955